Schedule of Investments (unaudited) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies — 2.4%
iShares National Muni Bond ETF(n)	2,550,000	$290,955,000

Total Investment Companies — 2.4% (Cost — $289,543,332)		290,955,000

	Par (000)

Municipal Bonds — 88.1%

Alabama — 4.9%
Black Belt Energy Gas District, RB, Project No. 4, Series A-1, 4.00%, 12/01/49(a)	$235,160	262,873,606
City of Homewood Alabama, GO, , Refunding, 5.25%, 09/01/46	27,625	32,943,641
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(b):
4.50%, 05/01/32	7,045	7,855,245
5.25%, 05/01/44	8,980	10,328,527
Prattville Alabama IDB, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,392,202
Southeast Alabama Gas Supply District, RB, Project #2, Series A, 4.00%, 06/01/49(a)	225,985	245,962,074
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(c)	16,315	17,063,043

		580,418,338

Arizona — 1.2%
Arizona Industrial Development Authority, RB(b):
Leman Academy of Excellence — Parker Colorado Campus Project, 5.00%, 07/01/39(d)	1,300	1,348,828
Leman Academy Of Excellence- Parker Colorado Campus Project, 5.00%, 07/01/49(d)	2,010	2,072,571
Odyssey Preparatory Academy Project, 5.00%, 07/01/49	8,120	8,524,376
Odyssey Preparatory Academy Project, 5.00%, 07/01/54	4,730	4,935,424
Arizona Industrial Development Authority, Refunding RB, Odyssey Preparatory Academy Project, Series A(b):
5.25%, 07/01/37	2,830	3,045,250
5.50%, 07/01/52	2,450	2,634,289
Chandler IDA, RB, VRDN, Intel Corporation Project, AMT, 5.00%, 06/01/49(a)	34,685	39,755,600
City of Mesa Arizona Utility System, RB, Utility System, 5.00%, 07/01/35	30,000	31,866,900

Security	Par (000)	Value

Arizona (continued)
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 07/01/44	$3,440	$3,924,455
Legacy Traditional Schools Projects, Series A, 6.50%, 07/01/34(b)	2,000	2,287,500
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(b)	3,500	3,974,740
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(b)	2,280	2,427,721
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, 5.00%, 01/01/38	27,000	32,207,490
County of Pinal Arizona IDA, RB, San Manuel Facility Project, 6.25%, 06/01/26	495	510,360

		139,515,504

Arkansas — 0.3%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(b)	37,250	39,853,775

California — 6.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	21,340	22,231,158
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.25%, 12/01/48(b)	2,000	2,332,440
Sutter Health, Series A, 6.00%, 08/15/20(c)	11,600	12,084,416
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/41	20,000	23,386,000
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	40,000	41,937,600
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series A, 5.25%, 06/01/47	27,620	34,271,448
City of Los Angeles Department of Airports, ARB, Subordinate, Series C, AMT, 5.00%, 05/15/37	9,550	11,657,494

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	$7,010	$7,412,514
6.25%, 03/01/34	5,250	5,589,780
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,510	1,626,376
6.50%, 05/01/42	5,130	5,513,981
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 08/01/21(c)	3,750	4,121,738
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(c)	12,830	13,693,459
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,751,229
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	17,805	18,207,215
Series A-1, 5.25%, 06/01/47	9,535	9,816,473
Series A-2, 5.00%, 06/01/47	42,485	43,448,985
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 07/01/44	19,000	23,359,740
Los Angeles Department of Water & Power, Refunding RB, Power System, Series B:
5.25%, 07/01/37	13,500	16,675,470
5.25%, 07/01/38	15,000	18,504,600
5.25%, 07/01/39	7,000	8,624,070
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	24,540	30,913,283
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 05/01/31	13,010	14,116,891
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	42,301,700
San Diego Public Facilities Financing Authority, Refunding RB, Series A:
5.00%, 05/15/39	10,000	12,167,200
Subordinated, 5.25%, 08/01/47	13,645	17,162,954
State of California, GO, Refunding:
5.00%, 04/01/21	80,885	85,483,312
4.00%, 10/01/37	20,000	23,266,600

Security	Par (000)	Value

California (continued)
Construction Bonds, 4.00%, 10/01/44	$8,260	$9,471,246
Various Purpose, 5.25%, 10/01/39	20,100	24,447,228
State of California, GO, Various Purposes, 6.00%, 11/01/39	64,190	64,437,773
State of California Public Works Board, LRB, Various Capital Projects(c):
Sub-Series A-1, 6.00%, 03/01/20	14,125	14,406,511
Sub-Series I-1, 6.13%, 11/01/19	10,015	10,055,661
Sub-Series I-1, 6.38%, 11/01/19	11,680	11,728,822
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	6,895	6,926,097
University of California, RB, Series AV, 5.25%, 05/15/42	58,825	73,419,483
University of California, Refunding RB, General, Series AZ, 5.00%, 05/15/43	31,465	38,999,609

		811,550,556

Colorado — 1.6%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(b)	6,930	7,379,064
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	12,100,500
City & County of Denver Colorado, Refunding RB, United Airlines, Inc. Project, AMT, 5.00%, 10/01/32	40,475	44,219,747
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT:
5.00%, 12/01/37	32,000	38,840,320
5.25%, 12/01/43	22,620	27,837,755
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/47	2,500	2,820,925
Cottonwood Highlands Metropolitan District No. 1, GOL, Series A, 5.00%, 12/01/49	900	950,922
Metro Wastewater Reclamation District, RB, Series A, 4.00%, 04/01/31	14,880	15,851,069
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	36,770,100

		186,770,402

Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, RB, Yale University Issue, Series T-2, 1.65%, 07/01/29(a)	13,985	13,999,684

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	$2,000	$2,050,880
State of Connecticut Health & Educational Facilities Authority, RB, Yale University, Series A, 1.30%, 07/01/48(a)	83,500	83,482,465

		99,533,029

Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	32,885,370

District of Columbia — 2.9%
District of Columbia, GO:
Series A, 5.00%, 06/01/41	20,000	23,890,800
Series D, 5.00%, 06/01/42	40,000	48,614,800
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	20,669,604
District of Columbia Water & Sewer Authority, Refunding RB, Series B:
5.25%, 10/01/40	48,060	57,386,524
5.25%, 10/01/44	63,075	75,142,509
Metropolitan Washington Airports Authority, Refunding ARB, AMT, Series A, 5.00%, 10/01/36	12,000	14,663,880
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	5,765,577
Washington Metropolitan Area Transit Authority, RB:
5.00%, 07/01/43	35,480	43,160,710
Series B, 5.00%, 07/01/42	50,000	60,908,000

		350,202,404

Florida — 6.2%
Capital Trust Agency, Inc., RB(b):
Odyssey Charter School Project, 5.00%, 07/01/54	2,095	2,292,663
Renaissance Charter School, Inc., Series A, 5.00%, 06/15/49	4,365	4,560,988
City of Tampa Florida, Special Assessment Bonds, Green Bonds, Central and Lower Basis Stormwater Improvements:
5.25%, 05/01/43	11,720	14,618,239
5.25%, 05/01/46	15,430	19,094,934
County of Broward Florida Water & Sewer Utility, RB, Series A, 5.00%, 10/01/37	17,000	18,736,040
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	7,526,850

Security	Par (000)	Value

Florida (continued)
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	$4,980	$5,006,942
County of Hillsborough Florida District Port Authority, ARB, Series A, 5.25%, 06/01/48	8,375	10,217,835
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	6,325	7,354,520
Series A, 5.50%, 10/01/42	5,375	6,111,375
Series B, AMT, 6.25%, 10/01/38	5,000	5,805,500
Series B, AMT, 6.00%, 10/01/42	2,350	2,717,493
County of Miami-Dade Florida, Refunding RB, 5.00%, 10/01/41	7,010	8,336,362
County of Miami-Dade Florida, Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	90,000	107,100,000
County of Palm Beach Florida, RB, Plam Beach Atlantic University Housing Project, 5.00%, 04/01/51(b)	4,770	5,237,508
County of Pasco Florida Water & Sewer Revenue, RB, Improvement, Series B, 4.00%, 10/01/44	23,875	25,724,596
Florida Development Finance Corp., RB, VRDN, Virgin Trains USA Passenger Rail Project, Series B, AMT, 1.90%, 01/01/49(a)	66,190	66,228,986
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 06/01/27	10,010	10,591,481
Greater Orlando Aviation Authority, ARB, AMT:
Priority Sub-Series A, 5.00%, 10/01/42	44,795	52,895,280
Series A, 4.00%, 10/01/44(d)	30,000	33,231,300
Series A, 5.00%, 10/01/44(d)	23,500	28,612,190
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.70%, 05/01/39	1,160	1,236,166
4.88%, 05/01/49	1,250	1,319,237
Del Webb Project, 5.00%, 05/01/37(b)	1,655	1,785,927
Del Webb Project, 5.13%, 05/01/47(b)	1,990	2,124,265
Lakewood National & Polo Run Projects, 4.63%, 05/01/27	1,745	1,863,276
Lakewood National & Polo Run Projects, 5.25%, 05/01/37	2,760	3,023,442
Lakewood National & Polo Run Projects, 5.38%, 05/01/47	4,785	5,185,169

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	$11,125	$12,400,592
State of Florida, GO, Board of Education, Series E, 5.00%, 06/01/37	29,730	30,435,493
State of Florida, GO, Refunding:
Capital Outlay, Series C, 4.00%, 06/01/29	17,835	19,482,776
Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, 4.00%, 07/01/30	16,880	17,652,260
Series A, 5.00%, 06/01/20	57,365	58,753,807
Series A, 5.00%, 06/01/22	135,780	148,809,449
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(e)(f)	147	93,809

		746,166,750

Georgia — 1.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	30,000	31,711,500
County of Barow Development Authority, Refunding RB, Georgia Power Company Plant Vogtle Project, 1.55%, 08/01/43(a)	7,770	7,706,130
County of Burke Georgia Development Authority, Refunding RB, Georgia Power Company Plant Bowen Project(a):
1.55%, 12/01/49	6,755	6,695,894
1.70%, 12/01/49	26,000	25,676,560
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	3,638,195
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series A, 4.00%, 07/01/44	36,480	39,156,173
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	20,000	24,923,200

		139,507,652

Illinois — 5.9%
Chicago Board of Education, GO, Series H, Series D:
5.00%, 12/01/36	4,620	5,255,666
5.00%, 12/01/46	4,475	5,033,928

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
CAB, Series A, 0.00%, 12/01/26(g)	$4,000	$3,235,800
Dedicated Revenues, Series C, 5.00%, 12/01/25	12,760	14,506,716
Dedicated Revenues, Series F, 5.00%, 12/01/24	9,585	10,735,392
Dedicated Revenues, Series G, 5.00%, 12/01/34	5,000	5,727,600
Series A, 0.00%, 12/01/25(g)	650	544,518
Series A, 0.00%, 12/01/27(g)	500	389,600
Series A, 4.00%, 12/01/27	5,000	5,417,500
Series A, 5.00%, 12/01/28	10,620	12,529,051
Series A, 5.00%, 12/01/29	1,580	1,884,987
Series B, 5.00%, 12/01/26	2,000	2,301,900
Series B, 5.00%, 12/01/27	1,635	1,911,806
Series B, 5.00%, 12/01/28	2,060	2,430,306
Series B, 5.00%, 12/01/29	2,000	2,386,060
Series B, 5.00%, 12/01/30	2,000	2,376,520
Series B, 5.00%, 12/01/31	1,600	1,895,152
Series B, 5.00%, 12/01/32	1,360	1,605,698
Series B, 4.00%, 12/01/35	11,640	11,810,992
Series C, 5.00%, 12/01/23	4,310	4,751,430
Series C, 5.00%, 12/01/24	4,445	4,978,489
Series C, 5.00%, 12/01/26	3,060	3,521,999
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	15,895	16,727,580
Series C, 5.25%, 12/01/39	7,275	8,006,283
5.00%, 12/01/46	9,805	11,151,913
5.00%, 12/01/46	25,350	27,059,604
Chicago O’Hare International Airport, Refunding RB, O’Hare International Airport, Senior Lien AMT, Series B, 5.00%, 01/01/31	10,300	11,009,979
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series C, 6.50%, 01/01/21(c)	29,835	31,754,584
Senior Lien, Series D, 5.25%, 01/01/42	49,415	59,604,867
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.50%, 01/01/34	5,380	5,987,886
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B:
5.00%, 01/01/38	30,000	35,772,900
5.00%, 01/01/39	59,885	71,309,860
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	6,500	6,999,460
Carle Foundation (AGM), 6.00%, 08/15/41	19,285	20,822,014

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
DePaul University, 6.13%, 04/01/21(c)	$11,935	$12,782,504
Memorial Health System, 5.25%, 07/01/44	8,370	9,315,475
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(c)	4,220	4,234,137
Central Dupage Health, Series B, 5.75%, 11/01/19(c)	6,000	6,021,240
Northwestern Memorial Healthcare, Series A, 5.00%, 07/15/42	23,695	28,634,223
OSF Healthcare System, 6.00%, 05/15/20(c)	7,875	8,097,390
OSF Healthcare System, 6.00%, 05/15/39	1,290	1,322,663
Presence Health Network, Series C, 5.00%, 02/15/41	28,920	34,421,162
Railsplitter Tobacco Settlement Authority, RB:
6.00%, 06/01/21(c)	18,485	19,903,724
5.00%, 06/01/26	15,000	18,135,150
State of Illinois, GO, Series D, 5.00%, 11/01/27	10,000	11,435,600
State of Illinois Toll Highway Authority, RB:
Senior, Series B, 5.00%, 01/01/41	30,000	35,206,800
Series A, 5.00%, 01/01/42	58,795	70,902,066
Series B, 5.00%, 01/01/40	23,520	27,409,032
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	7,045	7,067,614

		706,326,820

Indiana — 0.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	3,870	4,501,778
7.00%, 01/01/44	7,330	8,458,893
City of Whiting Indiana, Refunding RB, BP Products North America, Inc. Project, AMT, 5.00%, 12/01/44(a)	15,000	17,809,800
Indiana Finance Authority, Refunding RB, Series A:
AMT, 1.40%, 05/01/34(a)	12,000	12,000,000

Security	Par (000)	Value

Indiana (continued)
Trinity Health, 5.63%, 12/01/19(c)	$7,000	$7,048,930

		49,819,401

Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Genesis Health System, 5.50%, 07/01/33	18,750	20,985,750
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(a)	47,270	52,085,868
Midwestern Disaster Area, 5.25%, 12/01/25	2,500	2,741,400
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	1,080	1,106,514
5.50%, 12/01/25	720	737,791
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	4,810	4,810,000
PEFA, Inc., RB, 5.00%, 09/01/49(a)	161,315	190,674,330

		273,141,653

Kansas — 0.3%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	30,210	36,909,370

Kentucky — 2.5%
County of Carroll Kentucky, RB, Kentucky Utilities Company Project, AMT, 1.75%, 10/01/34(a)	6,750	6,661,373
County of Carroll Kentucky, Refunding RB, Kentucky Utilities Company Project(a):
1.55%, 09/01/42	14,000	13,824,020
AMT, 1.20%, 02/01/32(d)	39,697	39,477,084
AMT, 1.20%, 10/01/34(d)	30,000	29,832,600
Kentucky Asset Liability Commission, RB, Series A, 3.00%, 06/25/20	55,000	55,681,450
Kentucky Public Energy Authority, RB(a):
Gas Supply, Series C-1, 4.00%, 12/01/49	85,000	93,619,850
Series A-1, 4.00%, 12/01/49	50,000	55,108,000

		294,204,377

Louisiana — 0.7%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(b)	2,470	2,519,647

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$17,185	$18,086,181
Louisiana Public Facilities Authority, RB, Young Audiences Charter School Project, Series A(b):
5.00%, 04/01/39	1,425	1,503,190
5.00%, 04/01/49	2,800	2,905,616
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-1, 4.00%, 05/01/32	50,000	53,065,500

		78,080,134

Maine — 0.0%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	5,365	5,815,231

Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A:
4.50%, 09/01/33	2,735	2,924,070
5.00%, 09/01/38	1,400	1,539,580
County of Montgomery Maryland, GO, Refunding, Series A:
Public Improvement, 4.00%, 11/01/28	14,750	16,305,387
4.00%, 11/01/31	14,475	16,190,143
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(h)	2,380	2,679,333
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	11,000	11,669,460

		51,307,973

Massachusetts — 3.3%
Commonwealth of Massachusetts, GOL, Consolidated Loan:
Series A, 5.25%, 04/01/42	42,000	51,515,100
Series A, 5.25%, 04/01/47	93,350	114,110,106
Series E, 5.25%, 09/01/43	23,640	29,554,019
Massachusetts Development Finance Agency, RB, Series A:
Emerson College Issue, 5.25%, 01/01/42	9,655	11,396,472
Foxborough Regional Charter School, 7.00%, 07/01/20(c)	1,375	1,432,819

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series A, 4.00%, 07/15/36	$48,910	$55,865,002
Newbridge on the Charles, Inc., 5.00%, 10/01/37(b)	1,000	1,109,120
Newbridge on the Charles, Inc., 5.00%, 10/01/47(b)	1,250	1,379,262
Massachusetts School Building Authority, RB, Sub Series B:
4.00%, 02/15/41	12,420	13,351,997
4.00%, 02/15/42	10,000	10,750,200
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Refunding RB, Series B, 5.00%, 01/01/30	5,000	5,044,950
University of Massachusetts Building Authority, Refunding RB, Senior:
Series A, 5.25%, 11/01/42	58,840	73,211,082
Series A, 5.25%, 11/01/47	14,425	17,858,006
Series 1, 5.00%, 11/01/44	10,000	11,530,500

		398,108,635

Michigan — 1.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	6,485	6,909,313
Michigan Finance Authority, RB:
Series A-1, 4.00%, 08/20/20	13,950	14,240,718
Series A-2, 2.00%, 08/20/20	21,500	21,617,605
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	39,010	46,069,250
Trinity Health Credit Group, Series A, 5.00%, 12/01/37	25,000	30,233,500
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	16,470	19,973,169
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	10,010	11,235,024

		150,278,579

Mississippi — 0.5%
State of Mississippi, GO, Series B(d):
4.00%, 10/01/36	14,725	16,985,582
4.00%, 10/01/37	19,780	22,725,835
4.00%, 10/01/38	11,000	12,596,650

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
4.00%, 10/01/39	$8,770	$10,016,042

		62,324,109

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A:
5.25%, 05/15/37	405	448,655
5.25%, 05/15/47	1,500	1,637,790
5.25%, 05/15/52	1,500	1,633,170

		3,719,615

Nebraska — 0.3%
Omaha Public Power District, Separate Electric System, Refunding RB, Series A:
5.25%, 02/01/42	14,265	16,623,718
5.25%, 02/01/46	14,670	17,049,767

		33,673,485

Nevada — 1.1%
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	57,700	58,287,963
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	55,000	66,162,250
Nevada Department of Business & Industry, RB, Series A(b):
5.00%, 07/15/37	875	953,041
5.00%, 07/15/47	1,400	1,499,960
State of Nevada Department of Business & Industry, RB, Somerset Academy, Series A(b):
4.50%, 12/15/29	400	431,388
5.00%, 12/15/38	685	745,136
5.00%, 12/15/48	810	866,935

		128,946,673

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(b):
Series B, 4.63%, 11/01/42	9,085	9,386,895
Series C, AMT, 4.88%, 11/01/42	3,700	3,831,646

		13,218,541

New Jersey — 3.5%
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 03/01/21	5,000	5,361,350

Security	Par (000)	Value

New Jersey (continued)
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	$5,180	$5,255,680
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	5,340	5,801,536
New Jersey EDA, RB, Series WW, 5.25%, 06/15/40	14,965	16,921,225
New Jersey EDA, Refunding RB, Series B:
New Jersey American Water Co., Inc. Project, AMT, 5.60%, 11/01/34	8,280	8,464,561
5.50%, 06/15/30	45,895	54,601,281
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	33,185	35,881,281
AHS Hospital Corp., 6.00%, 07/01/21(c)	1,200	1,297,500
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/35	7,375	8,933,780
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/38	11,950	14,403,335
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	22,245	26,783,870
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	10,000	11,808,400
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.75%, 12/01/27	235	248,409
5.75%, 12/01/28	190	200,792
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/36(d)	5,500	5,884,285
Series BB, 4.00%, 06/15/37(d)	6,500	6,927,310
Series BB, 4.00%, 06/15/38(d)	7,000	7,454,020
Series BB, 4.00%, 06/15/44(d)	53,090	55,372,870
Series BB, 5.00%, 06/15/44(d)	36,445	41,729,161
Transportation System, Series A, 6.00%, 06/15/35	2,155	2,291,713
Transportation System, Series AA, 5.50%, 06/15/39	39,890	44,345,713
Transportation System, Series C, 5.25%, 06/15/32	19,810	22,391,837
New Jersey Transportation Trust Fund Authority, Refunding RB, Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	20,000	23,353,400

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	$10,350	$11,943,383

		417,656,692

New Mexico — 0.7%
City of Farmington New Mexico, Refunding RB, Public Service Company of New Mexico San Juan and Four Corners Projects, 1.88%, 04/01/33(a)	10,000	10,007,100
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	230	267,918
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	60,035	70,211,533

		80,486,551

New York — 14.5%
City of New York, GO:
Series A-A-1, 4.00%, 08/01/37	22,500	26,045,100
Sub-Series D-1, 5.00%, 12/01/44	17,915	22,107,647
Sub-Series F-1, 5.00%, 04/01/43	65,000	79,834,300
City of New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution Subseries, 5.25%, 06/15/37	40,000	49,153,200
City of New York Transitional Finance Authority Building Aid Revenue, RB, Series S-3, 5.25%, 07/15/45	31,165	38,753,677
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured, Sub Series A-1, 5.00%, 05/01/40	19,970	23,782,273
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/31	25,000	27,108,000
Subordinate, Series C-3, 5.00%, 05/01/40	20,000	24,677,600
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	29,790	36,707,536
Series EE, 5.00%, 06/15/40	39,240	48,094,114
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(b)	8,000	8,153,760
5.00%, 06/01/45	16,695	16,696,002

Security	Par (000)	Value

New York (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	$4,325	$4,632,248
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, 5.75%, 02/15/47	3,435	3,622,895
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/37	8,000	9,709,920
5.00%, 02/15/42	22,500	27,113,850
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	34,107,600
Series D1, 5.00%, 09/01/22	108,370	118,682,489
Sub-Series D-1, 5.25%, 11/15/44	30,000	34,777,800
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/37	10,000	11,952,300
Series B-2, 4.00%, 05/15/20	196,235	199,209,923
Transportation, Series C, 5.00%, 11/15/29	35,265	38,945,255
New York City Housing Development Corp., Refunding RB, M/F Housing, Sustainable Neihborhood, 2.00%, 11/01/20	7,200	7,203,456
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, 5.00%, 07/15/37	33,885	37,042,065
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, Series A-3:
4.00%, 05/01/42	30,000	34,125,600
4.00%, 05/01/43	25,000	28,601,000
New York City Water & Sewer System, Refunding RB:
2nd General Resolution Series CC, 5.25%, 06/15/46	65,965	79,620,415
2nd General Resolution Sub Series CC1, 5.00%, 06/15/37	25,000	30,285,750
Series DD-2, Block 5, 5.00%, 06/15/40	43,865	53,762,699
Series EE, 5.25%, 06/15/36	15,500	19,238,290
New York State Dormitory Authority, Refunding RB, Bid Group 4, Series E, 5.00%, 03/15/44	10,000	12,197,000
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	5,115	5,665,834

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	$6,000	$6,324,600
5.00%, 08/01/31	49,765	52,229,363
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(b)	5,190	5,421,526
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	30,000	35,743,200
Port Authority of New York & New Jersey, Refunding RB, Consolidated Bonds, Series 225th, 4.00%, 09/01/38	2,500	2,900,025
State of New York Dormitory Authority, RB, Sales Tax, Series A-Group C, 5.00%, 03/15/43	19,020	22,776,070
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	20,150	24,763,141
State of New York Personal Income Tax Revenue, Refunding RB, Group 4, Series A, 5.00%, 03/15/45	38,820	47,937,653
State of New York Thruway Authority, RB, Anticipation Notes, Series A, 4.00%, 02/01/20	308,325	308,762,821
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.25%, 11/15/45	7,805	9,286,467
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	20,000	22,766,600
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,500	2,673,050

		1,733,194,114

North Carolina — 0.2%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,010,890
State of North Carolina, GO, Refunding, Series A, 5.00%, 06/01/23	19,135	21,683,973

		24,694,863

Ohio — 2.2%
American Municipal Power, Inc., Refunding RB, Prairie State Energy Campus Project, Series B, 7.50%, 02/15/36(a)(i)	40,000	40,527,840

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, RB:
6.25%, 06/01/37	$15,450	$15,865,914
Asset-Backed, Senior Turbo Term, Series A-2, 5.13%, 06/01/24	2,000	2,000,000
Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/30	14,695	14,811,091
Asset-Backed, Senior Turbo Term, Series A-2, 5.75%, 06/01/34	3,355	3,356,107
Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	24,155	24,185,435
Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	8,080	8,295,251
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(b):
6.38%, 01/15/43	1,500	1,611,225
6.50%, 01/15/52	3,335	3,570,051
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A(c):
5.75%, 11/15/21	500	546,555
6.00%, 11/15/21	4,415	4,849,083
6.50%, 11/15/21	12,690	14,069,149
Lancaster Port Authority, Refunding RB, Series A, 5.00%, 08/01/49(a)	25,000	28,944,750
Ohio Air Quality Development Authority, RB:
American Electric Company Project, Series A, 2.40%, 12/01/38(a)(d)	4,500	4,526,145
AMG Vanadium Project, AMT, 5.00%, 07/01/49(b)	16,560	18,264,686
Ohio Valley Electric Corp., AMT, 2.60%, 06/01/41(a)(d)	10,000	10,043,100
Ohio Higher Educational Facility Commission, Refunding RB, Cleveland Clinic Health, 5.00%, 01/01/27	11,770	12,689,237
State of Ohio, GO, Infrastructure Improvement Obligation Bonds, Series A, 4.00%, 02/01/31	7,000	7,512,750
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 02/15/39	7,500	8,344,125

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio University, RB, General Receipts Special Purpose, Series A, 4.00%, 06/01/43	$35,000	$37,374,400

		261,386,894

Pennsylvania — 1.9%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/27	3,250	3,729,375
5.00%, 05/01/32	3,750	4,328,775
5.00%, 05/01/42	6,305	7,051,764
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 05/15/20(h)	600	620,334
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	2,160	2,474,367
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, AMT(a):
VRDN, 1.53%, 08/01/45	30,000	29,983,380
1.75%, 08/01/38	10,500	10,416,525
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	35,000	43,360,100
Series B, 5.25%, 12/01/39	3,560	4,080,009
Sub-Series A, 5.50%, 12/01/46	46,430	56,717,495
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(c)	1,195	1,258,694
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	22,000	25,518,020
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, University Capital Project Bonds, Series A, 4.00%, 09/15/44	29,375	32,143,006

		221,681,844

Puerto Rico — 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(g)	97,980	25,990,175
CAB, Series A-1, 0.00%, 07/01/51(g)	9,416	1,825,292
Series A-1, 4.75%, 07/01/53	48,881	50,756,564
Series A-1, 5.00%, 07/01/58	108,970	114,889,250
Series A-2, 4.33%, 07/01/40	50,047	50,787,195
Series A-2, 4.78%, 07/01/58	50,843	52,817,234

Security	Par (000)	Value

Puerto Rico (continued)
Series B-1, 0.00%, 07/01/46(g)	$18,123	$4,809,844

		301,875,554

Rhode Island — 0.3%
Rhode Island Student Loan Authority, RB, Senior, Series A, AMT, 2.88%, 12/01/35	22,715	23,606,337
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	10,678,900

		34,285,237

South Carolina — 2.3%
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	140,880	153,149,239
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM)(c):
6.50%, 08/01/21	4,455	4,867,132
6.25%, 08/01/21	1,525	1,659,215
South Carolina Jobs-Economic Development Authority, Refunding RB, the Woodlands at Furman, 5.25%, 11/15/37	6,005	6,664,289
South Carolina Transportation Infrastructure Bank, Refunding RB, VRDN, Series 2003B, 1.81%, 10/01/31(j)	99,530	99,632,616
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	12,000	14,136,360

		280,108,851

Tennessee — 1.1%
County of Nashville & Davidson Metropolitan Government Water & Sewer Revenue, Refunding RB, 4.00%, 07/01/43	49,005	52,635,290
Tennergy Corp., RB, Series A, 5.00%, 02/01/50(a)	70,000	80,716,300

		133,351,590

Texas — 8.9%
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.00%, 07/15/20	6,535	6,686,873

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien, Series B, 5.00%, 11/15/42	$30,000	$36,664,800
City of San Antonio Texas Electric and Gas Systems, RB, VRDN, Junior Lien, Series C, 3.00%, 12/01/45(a)	13,590	13,622,752
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 01/01/23(c)	1,075	1,265,501
7.00%, 01/01/23(c)	2,625	3,090,176
6.38%, 01/01/33	465	521,818
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/43	35,000	42,308,700
Scott & White Healthcare, 6.00%, 08/15/20(c)	3,700	3,847,149
Scott & White Healthcare, 6.00%, 08/15/20(c)	46,300	48,141,351
Cypress-Fairbanks Independent School District, GO(a):
Series B1 (PSF-GTD), 1.25%, 02/15/36	5,500	5,487,295
Series B3 (PSF-GTD), 1.25%, 02/15/40	10,750	10,635,943
Cypress-Fairbanks Independent School District, GO, VRDN, Series A2 (PSF-GTD), 1.25%, 02/15/36(a)	8,750	8,729,788
Frisco Independent School District, GO, (PSF-GTD), 4.00%, 08/15/44	25,000	27,171,000
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	6,085	6,921,018
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(b)	14,625	15,859,789
New Hope Cultural Education Facilities Corp., RB, Jubilee Academic Center Project, Series A, 5.00%, 08/15/37(b)	2,000	2,051,260
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(b)	3,085	3,154,166
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 09/01/21(c)	4,815	5,231,738
North Texas Tollway Authority, Refunding RB, 1st Tier System, 6.00%, 01/01/21(c)	11,490	12,139,989

Security	Par (000)	Value

Texas (continued)
Northside Independent School District, GO, Refunding, (PSF-GTD), 1.60%, 08/01/49(a)	$23,500	$23,320,695
Pasadena Independent School District, GO, Refunding, School Building (PSF-GTD), 5.00%, 02/15/43	25,000	27,798,500
State of Texas, GO, Transportation Commission, Highway Improvement:
5.00%, 04/01/39	20,000	22,903,400
Series A, 5.00%, 04/01/42	65,000	70,425,550
State of Texas, RB, 4.00%, 08/27/20	358,000	366,477,440
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	52,215	54,418,473
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	51,065	51,754,377
Texas Water Development Board, RB:
Series A, 5.00%, 10/15/42	10,000	12,219,100
Series A, 4.00%, 10/15/44(d)	37,000	41,892,140
State Water Implementation Fund, Series A, 5.00%, 10/15/43	49,190	60,160,846
State Water Implementation Revenue, 5.25%, 10/15/46	64,170	78,066,013

		1,062,967,640

Utah — 0.8%
County of Utah, RB, IHC Health Services, Inc.:
Series B, 5.00%, 05/15/46	30,000	35,629,200
Series A, 5.00%, 05/15/41	44,970	53,694,180
State of Utah Charter School Finance Authority, Refunding RB, The Freedom Academy Foundation Project(b):
5.25%, 06/15/37	3,795	4,028,924
5.38%, 06/15/48	4,740	4,999,610

		98,351,914

Virginia — 0.7%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.50%, 03/01/46	1,815	2,013,507
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/38	125	138,618
5.00%, 07/01/48	370	405,720
5.00%, 07/01/51	430	470,282

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority, Refunding RB, Series B, 5.00%, 08/01/21	$45,545	$48,565,089
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	25,515	28,123,143

		79,716,359

Washington — 3.0%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, 4.00%, 09/01/44	28,300	30,696,161
City of Tacoma Washington Electric System Revenue, Refunding RB, Series A, 4.00%, 01/01/42	52,415	55,960,351
City of Tacoma Washington Water Revenue, Refunding RB, 4.00%, 12/01/43	50,535	53,704,555
Grant County Public Utility District No. 2, Refunding RB, Series A, 4.00%, 01/01/44	20,425	22,144,581
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.25%, 05/01/42	48,000	58,027,200
State of Washington, GO, Series E, 4.00%, 02/01/43	23,000	24,360,220
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	28,713,974
Washington Health Care Facilities Authority, RB, Series A:
Catholic Health Initiatives, 5.75%, 01/01/45	21,355	24,084,596
Swedish Health Services, 6.75%, 05/15/21(c)	16,000	17,388,640
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health(a):
Series B-3, 5.00%, 08/01/49	14,085	16,693,119
Series B1, 5.00%, 08/01/49	11,000	12,448,920
Series B2, 5.00%, 08/01/49	15,000	17,405,550

		361,627,867

Wisconsin — 0.2%
Public Finance Authority, RB(b):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,715	1,924,984
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,715	1,934,314
American Preparatory AcAdemy, 5.38%, 07/15/52	6,760	7,357,584
Delray Beach Radiation Therapy, 7.00%, 11/01/46	6,385	7,245,826

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	$5,900	$6,480,973
WhiteStone, Retirement Facilities First Mortgage Revenue, 5.00%, 03/01/37(b)	760	840,150

		25,783,831

Total Municipal Bonds — 88.1% (Cost — $10,072,027,356)		10,529,448,177

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, Series C, 5.00%, 11/15/46	73,875	87,094,171

California — 1.0%
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	100,000	122,401,000

Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(l)	35,000	43,073,450

Massachusetts — 1.5%
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series E, 5.25%, 09/01/43	75,000	93,762,750
Massachusetts School Building Authority, RB, Series B, 5.25%, 02/15/48(l)	72,785	89,564,123

		183,326,873

Michigan — 0.6%
Michigan Finance Authority, RB, Mclaren Health Care, Series A, 4.00%, 02/15/44	60,000	66,369,600

Nevada — 0.8%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/43	74,740	91,445,137

New York — 0.8%
Triborough Bridge & Tunnel Authority, Refunding RB, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	78,250	96,267,845

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.8%
Grand Parkway Transportation Corp., RB, Subordinate Tire Tela Supported, Series A, 5.00%, 10/01/43(l)	$79,060	$95,897,408

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.6% (Cost — $731,659,963)		785,875,484

Total Long-Term Investments — 97.1% (Cost — $11,093,230,651)		11,606,278,661

Security	Shares	Value

Short-Term Securities — 6.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.00%(m)(n)	814,145,127	$814,226,542

Total Short-Term Securities — 6.8% (Cost — $814,191,254)		814,226,542

Total Investments — 103.9% (Cost — $11,907,421,905)		12,420,505,203

Liabilities in Excess of Other Assets — (1.2)%		(144,957,449)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.7)%		(325,309,658)

Net Assets — 100.0%		$11,950,238,096

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2026 to June 1, 2026, is $98,364,352.

(m)	Annualized 7-day yield as of period end.
(n)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 06/30/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	594,051,433	220,093,694	—	814,145,127	$814,226,542	$1,730,545	$(19,350)	$60,705
iShares National Muni Bond ETF	—	3,955,000	(1,405,000)	2,550,000	290,955,000	845,317	1,317,821	1,411,668

					$1,105,181,542	$2,575,862	$1,298,471	$1,472,373

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

ETF — Exchange-Traded Fund

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

VRDN — Variable Rate Demand Notes

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	2,550	12/19/19	$332,297	$2,184,126
Long U.S. Treasury Bond	1,877	12/19/19	304,661	2,423,112
5-Year U.S. Treasury Note	1,617	12/31/19	192,663	436,438

				$5,043,676

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$290,955,000	$11,315,323,661	$—	$11,606,278,661
Short-Term Securities	814,226,542	—	—	814,226,542

	$1,105,181,542	$11,315,323,661	$—	$12,420,505,203

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$5,043,676	$—	$—	$5,043,676

(a)	See above Schedule of Investments for values in each state. Investments categorized as Level 1 and 2 are included in state.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $324,359,972 are categorized as Level 2 within the discloser hierarchy.

15